Report Of The Directors Financial Review Risk Report - Consensus upside and downside scenarios (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consensus upside scenario | UK | Due within 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	10.80%	1460.00%
Consensus upside scenario | UK | 1-2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	3.10%	350.00%
House prices (annual average growth rate, %)	13.00%	780.00%
Inflation (annual average growth rate, %)	1.30%	70.00%
Central bank policy rate (annual average, %)	3.70%	310.00%
Consensus upside scenario | France | Due within 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	10.40%	1020.00%
Consensus upside scenario | France | 1-2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	6.20%	650.00%
House prices (annual average growth rate, %)	19.60%	1700.00%
Inflation (annual average growth rate, %)	1.50%	80.00%
Central bank policy rate (annual average, %)	2.60%	230.00%
Consensus downside scenario | UK | Due within 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(1.00%)	(300.00%)
Consensus downside scenario | UK | 1-2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	6.40%	580.00%
House prices (annual average growth rate, %)	(12.00%)	(1500.00%)
Inflation (annual average growth rate, %)	4.10%	1080.00%
Central bank policy rate (annual average, %)	5.70%	510.00%
Consensus downside scenario | France | Due within 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(0.30%)	(90.00%)
Consensus downside scenario | France | 1-2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	8.50%	880.00%
House prices (annual average growth rate, %)	(1.20%)	(70.00%)
Inflation (annual average growth rate, %)	3.80%	720.00%
Central bank policy rate (annual average, %)	4.20%	340.00%
Downside 2 scenario | UK | Due within 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(8.80%)	(750.00%)
Downside 2 scenario | UK | 1-2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	8.40%	870.00%
House prices (annual average growth rate, %)	(30.20%)	(3290.00%)
Inflation (annual average growth rate, %)	10.10%	1350.00%
Central bank policy rate (annual average, %)	6.00%	560.00%
Downside 2 scenario | France | Due within 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(6.60%)	(740.00%)
Downside 2 scenario | France | 1-2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	10.20%	1030.00%
House prices (annual average growth rate, %)	(14.50%)	(1140.00%)
Inflation (annual average growth rate, %)	8.60%	1040.00%
Central bank policy rate (annual average, %)	5.20%	410.00%